Transactions with Related Parties and Joint Operators - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 87,400	S/ 58,000	S/ 90,500
Accounts receivable from related parties	S/ 546,941	S/ 778,226
Discount rate	7.70%	7.33%
Gasoducto Sur Peruano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	S/ 331,000
Discount rate	3.46%
Discounted Value	S/ 57,000	S/ 17,800
GyM S.A. [member]
Disclosure of transactions between related parties [line items]
Impairment loss		31,000
Consorcio Constructor Ductos del Sur [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	270,000
Discontinued operations [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 400	S/ 400	S/ 25,600